Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Receivables	¥ 263,026	¥ 342,282
Payables	312,941	310,729
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	50,113	76,290
Payables	241,204	225,706
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	212,913	265,992
Payables	¥ 71,737	¥ 85,023